Investments in associates and joint ventures - Summary income statement of Moet Hennesy (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of associates [line items]
Sales	$ 19,643	$ 20,245	$ 20,269
Profit for the year	1,958	2,538	4,166
Total comprehensive income	1,725	3,341	3,681
Moet Hennessy
Disclosure of associates [line items]
Sales	6,199	6,100	6,691
Profit for the year	668	644	1,299
Total comprehensive income	$ 605	$ 716	$ 1,219